Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Reconciliation of Liability For Future Policy Benefits (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Liability for Future Policy Benefit, Activity [Line Items]
The liability for future policy benefits, after reinsurance recoverable	¥ 1,277,462	¥ 1,424,312
Yen-denominated insurance (First Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Balance at beginning of year	855,431	873,038
Beginning balance at original discount rate	877,300	858,959
Effect of changes in cash flow assumptions	(19,239)	(9,660)
Effect of actual variances from expected experience	871	984
Adjusted beginning balance	858,932	850,283
Issuances	127,215	130,605
Interests	11,351	10,568
Net premium earned	(127,464)	(116,850)
Actual variances from cash flow assumptions	(936)	(437)
Derecognition	(3,720)	3,131
Effect of changes in foreign exchange rate	0	0
Ending balance at original discount rate	865,378	877,300
Effect of changes in discount rates	(61,982)	(21,869)
Ending balance	803,396	855,431
Balances at beginning of year	1,511,436	1,565,877
Beginning balance at original discount rate	1,750,912	1,658,143
Effect of changes in cash flow assumptions	(20,056)	(10,284)
Adjusted beginning balances	1,730,856	1,647,859
Issuances	127,215	130,605
Interests	26,152	24,463
Insurance claims paid	(61,802)	(57,099)
Actual variances from cash flow assumptions	(9,699)	(9,571)
Derecognition	6,897	14,655
Effect of changes in foreign exchange rate	0	0
Ending balance at original discount rate	1,819,619	1,750,912
Effect of changes in discount rates	(449,036)	(239,476)
Ending balance	1,370,583	1,511,436
Net liability for future policy benefits	567,187	656,005
Deferred profit liabilities	74,053	61,448
Subtotal	641,240	717,453
Less: Reinsurance recoverable	162	196
The liability for future policy benefits, after reinsurance recoverable	641,078	717,257
Yen-denominated insurance (Third Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Balance at beginning of year	1,162,214	1,306,719
Beginning balance at original discount rate	1,216,705	1,289,145
Effect of changes in cash flow assumptions	(18,434)	(7,648)
Effect of actual variances from expected experience	4,687	812
Adjusted beginning balance	1,202,958	1,282,309
Issuances	24,195	34,189
Interests	16,684	17,489
Net premium earned	(113,506)	(116,049)
Actual variances from cash flow assumptions	(665)	(770)
Derecognition	4,952	(463)
Effect of changes in foreign exchange rate	0	0
Ending balance at original discount rate	1,134,618	1,216,705
Effect of changes in discount rates	(135,569)	(54,491)
Ending balance	999,049	1,162,214
Balances at beginning of year	1,659,960	1,844,599
Beginning balance at original discount rate	1,878,075	1,895,730
Effect of changes in cash flow assumptions	5,429	(8,470)
Adjusted beginning balances	1,883,504	1,887,260
Issuances	24,195	34,189
Interests	28,183	27,997
Insurance claims paid	(77,181)	(72,044)
Actual variances from cash flow assumptions	(2,030)	(8,287)
Derecognition	15,785	8,960
Effect of changes in foreign exchange rate	0	0
Ending balance at original discount rate	1,872,456	1,878,075
Effect of changes in discount rates	(527,974)	(218,115)
Ending balance	1,344,482	1,659,960
Net liability for future policy benefits	345,433	497,746
Deferred profit liabilities	66,559	74,962
Subtotal	411,992	572,708
Less: Reinsurance recoverable	0	0
The liability for future policy benefits, after reinsurance recoverable	411,992	572,708
Foreign currency denominated insurance
Liability for Future Policy Benefit, Activity [Line Items]
Balance at beginning of year	345,932	389,664
Beginning balance at original discount rate	368,846	424,186
Effect of changes in cash flow assumptions	(17,187)	66
Effect of actual variances from expected experience	(1,017)	(3,193)
Adjusted beginning balance	350,642	421,059
Issuances	29,171	31,717
Interests	11,058	12,323
Net premium earned	(63,084)	(62,788)
Actual variances from cash flow assumptions	(589)	(1,231)
Derecognition	(10,539)	(27,567)
Effect of changes in foreign exchange rate	22,426	(4,667)
Ending balance at original discount rate	339,085	368,846
Effect of changes in discount rates	(15,470)	(22,914)
Ending balance	323,615	345,932
Balances at beginning of year	442,939	447,081
Beginning balance at original discount rate	650,005	659,217
Effect of changes in cash flow assumptions	(20,141)	81
Adjusted beginning balances	629,864	659,298
Issuances	29,171	31,717
Interests	19,736	19,385
Insurance claims paid	(14,131)	(18,634)
Actual variances from cash flow assumptions	6,037	13,086
Derecognition	(19,310)	(46,693)
Effect of changes in foreign exchange rate	45,312	(8,154)
Ending balance at original discount rate	696,679	650,005
Effect of changes in discount rates	(201,355)	(207,066)
Ending balance	495,324	442,939
Net liability for future policy benefits	171,709	97,007
Deferred profit liabilities	52,683	37,340
Subtotal	224,392	134,347
Less: Reinsurance recoverable	0	0
The liability for future policy benefits, after reinsurance recoverable	¥ 224,392	¥ 134,347